PROVISIONS - Summary of Provisions Reconciliation (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 405
Additional provisions (See Note 8)	718
Provisions released (See Note 8)	(5)
Utilisation and other	(512)
Recharge (1)	15
Reclassification from provisions to other assets	6
Ending balance	627
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	106
Additional provisions (See Note 8)	306
Provisions released (See Note 8)	0
Utilisation and other	(64)
Recharge (1)	0
Reclassification from provisions to other assets	0
Ending balance	348
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	132
Additional provisions (See Note 8)	43
Provisions released (See Note 8)	(4)
Utilisation and other	(45)
Recharge (1)	0
Reclassification from provisions to other assets	0
Ending balance	126
Regulatory levies and fees
Disclosure of other provisions [line items]
Beginning balance	0
Additional provisions (See Note 8)	45
Provisions released (See Note 8)	0
Utilisation and other	(43)
Recharge (1)	0
Reclassification from provisions to other assets	0
Ending balance	2
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	3
Additional provisions (See Note 8)	43
Provisions released (See Note 8)	0
Utilisation and other	(61)
Recharge (1)	15
Reclassification from provisions to other assets	6
Ending balance	6
Property
Disclosure of other provisions [line items]
Beginning balance	47
Additional provisions (See Note 8)	2
Provisions released (See Note 8)	(1)
Utilisation and other	(20)
Recharge (1)	0
Reclassification from provisions to other assets	0
Ending balance	28
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	78
Additional provisions (See Note 8)	7
Provisions released (See Note 8)	0
Utilisation and other	0
Recharge (1)	0
Reclassification from provisions to other assets	0
Ending balance	85
Restructuring
Disclosure of other provisions [line items]
Beginning balance	32
Additional provisions (See Note 8)	87
Provisions released (See Note 8)	0
Utilisation and other	(101)
Recharge (1)	0
Reclassification from provisions to other assets	0
Ending balance	18
Other
Disclosure of other provisions [line items]
Beginning balance	7
Additional provisions (See Note 8)	185
Provisions released (See Note 8)	0
Utilisation and other	(178)
Recharge (1)	0
Reclassification from provisions to other assets	0
Ending balance	£ 14